Customers' refundable fees (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement In Customers Refundable Fees [Roll Forward]
Balance at beginning of year	¥ 44,916	¥ 41,697	¥ 58,878
Cash received from customers	55,403	409,781	554,539
Cash refunded to customers	(26,329)	(85,227)	(36,136)
Revenue recognized	(37,916)	(321,335)	(535,584)
Balance at end of year	¥ 36,074	¥ 44,916	¥ 41,697